Retirement Plans - Schedule of Amounts Recognized in Other Comprehensive (Income) Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during period	$ 29.0	$ (34.1)	$ 354.0
Amortization and settlement recognition of net actuarial (loss) gain	(20.9)	(56.4)	(379.7)	[1]
Prior service cost (credit) arising during period	7.8	(1.0)	(2.3)
Amortization of prior service (cost) credit	(0.3)	0.4	(1.8)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during period	38.7	(48.8)	355.4
Amortization and settlement recognition of net actuarial (loss) gain	(20.6)	(57.7)	(381.6)
Prior service cost (credit) arising during period	9.3	3.4	1.5
Amortization of prior service (cost) credit	(4.7)	(4.1)	(3.9)
Net amount recognized in other comprehensive (income) loss	22.7	(107.2)	(28.6)
Other Postretirement Benefits Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain) arising during period	(9.7)	14.7	(1.4)
Amortization and settlement recognition of net actuarial (loss) gain	(0.3)	1.3	1.9
Prior service cost (credit) arising during period	(1.5)	(4.4)	(3.8)
Amortization of prior service (cost) credit	4.4	4.5	2.1
Net amount recognized in other comprehensive (income) loss	$ (7.1)	$ 16.1	$ (1.2)

[1]	Includes pension risk transfer expense.